Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows from operating activities:
Net income/(loss)	$ (27,785,568)	(168,205,494)	471,278	39,270,319
Adjustments to reconcile net income to net cash provided by operating activities:
Foreign exchange losses	91,761	555,495	28,060	17,911,902
Charges related to property and equipment and intangible assets	316,666	1,917,000	2,237,567	152,412
Allowance for doubtful accounts	452,827	2,741,279	1,177,740	1,590,808
Loss/(income) on disposal of property and equipment	(5,797)	(35,096)	535	248,443
Depreciation of property and equipment	5,480,557	33,177,649	26,934,818	21,286,199
Amortization of intangible assets	654,949	3,964,862	1,056,197	547,200
Share-based compensation expense	10,462,707	63,338,088	29,948,523	21,922,364
Gain on disposal of equity method investment (note 6)			(1,309,883)
Impairment on equity method investment			4,812,242
Share of net loss/(income) in non-consolidated affiliates	(700,966)	(4,243,438)	1,042,467	631,352
Fair value changes of contingent consideration	175,500	1,062,426		4,847,126
Deferred income tax expense/(benefit)	4,732,956	28,651,891	(33,478,109)	(5,427,774)
Changes in operating assets and liabilities, net of impact from acquisitions:
Accounts receivable, net	(7,065,136)	(42,770,214)	(45,799,032)	(25,996,725)
Prepaid expenses and other current assets	(5,791,316)	(35,058,887)	(33,883,417)	(12,850,556)
Other non-current assets	(3,476,619)	(21,046,406)	(8,094,599)	240,726
Amounts due from related parties	(7,021,266)	(42,504,637)	(12,006,302)	(10,392,470)
Accounts payable	9,429,844	57,085,449	56,298,057	6,351,756
Income taxes payable	1,315,199	7,961,821	7,661,917	2,007,192
Deferred revenue	1,817,257	11,001,127	5,332,897	6,402,302
Accrued expenses and other current liabilities	24,393,147	147,668,799	44,882,558	27,996,741
Amounts due to related parties	1,218,370	7,375,647	87,010,064	752,326
Other liabilities	(165,188)	(1,000,000)		545,654
Net cash provided by operating activities	8,529,884	51,637,361	134,323,578	98,037,297
Cash flows from investing activities:
Purchase of property and equipment	(7,773,058)	(47,055,763)	(52,732,287)	(23,961,194)
Investment in non-consolidated affiliates	(979,236)	(5,928,000)	(30,242,154)	(9,000,000)
Purchase of domain names			(2,847,650)
Acquisition of businesses, net of cash acquired (note 3)	(3,022,945)	(18,300,000)	(6,000,000)	(14,156,704)
Proceeds from disposal of investment in non-consolidated affiliates			3,500,000
Proceeds from disposal of property and equipment	19,103	115,644	292,244	145,482
Proceeds from cash dividend of non-consolidated affiliates	116,818	707,179
Proceeds received from maturity of short-term investments	287,675,638	1,741,502,010	2,008,056,429	961,551,382
Increase in restricted cash	(6,944,513)	(42,040,000)		(800,000)
Purchases of short-term investments	(271,866,836)	(1,645,800,264)	(2,155,747,177)	(1,825,024,847)
Net cash used in investing activities	(2,775,029)	(16,799,194)	(235,720,595)	(911,245,881)
Cash flows from financing activities:
Repurchase of ordinary shares			(12,750,725)
Exercise of stock options	3,900,428	23,612,020	14,032,122	34,773,364
Issuance of new shares, net of offering expenses				816,645,578
Settlement of the payable to former shareholder	(326,083)	(1,974,010)
Net cash provided by financing activities	3,574,345	21,638,010	1,281,397	851,418,942
Effect of foreign exchange rate changes on cash	(91,761)	(555,495)	(420,362)	(7,960,160)
Net increase (decrease) in cash and cash equivalents	9,237,439	55,920,682	(100,535,982)	30,250,198
Cash and cash equivalents at beginning of year	51,396,693	311,140,162	411,676,144	381,425,946
Cash and cash equivalents at end of year	60,634,132	367,060,844	311,140,162	411,676,144
Supplemental disclosures of cash flow information:
Cash paid for income taxes	3,777,292	22,866,590	9,887,389	14,166,176
Noncash accrual for purchases of equipment and software	477,647	2,891,531	2,691,831	743,957
Accrued purchase consideration	1,335,307	8,083,545	13,300,000
Contingent consideration for acquisition			6,900,334